Sep. 30, 2018
First Investors Strategic Income Fund
First Investors Strategic Income Fund
SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2019

As of April 1, 2019, the 12b-1 fees paid by Class A shares of the funds listed below was lowered to 0.25% per annum.  Accordingly, the following changes apply to the prospectus:

1.	In the “The Funds Summary Section” for each of the following funds, the “Annual Fund Operating Expenses” table is deleted and replaced with the following:

First Investors Strategic Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Advisor Class
Management Fees	0.05%	0.05%
Distribution and Service (12b-1) Fees[2]	0.25%	None
Other Expenses	0.21%	0.16%
Acquired (Underlying) Funds Fees and Expenses	0.65%	0.65%
Total Annual Fund Operating Expenses	1.16%	0.86%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective  as of April 1, 2019.

2.	In the “The Funds Summary Section” for each of the following funds, each table under the heading “Example” is deleted and replaced with the following:

First Investors Strategic Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$754	$1,013	$1,753
Advisor Class Shares	$88	$274	$477	$1,061

3.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

In addition, the following changes apply to the First Investors Strategic Income Fund:

4.	In the “Fund Summary Section” for the First Investors Strategic Income Fund, the fifth paragraph under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund will invest in and adjust its allocation to particular Underlying Funds and direct investments based on a relative value analysis and the Adviser’s macroeconomic outlook.  In particular, the relative value analysis looks at the historical relationships among different asset classes and sectors, and the macroeconomic outlook looks at, among other factors, interest rate forecasts, economic forecasts, and monetary policy expectations.  Following this analysis, a blend of Underlying Funds and direct investments are chosen based on the assets the Adviser believes will provide the best risk-adjusted total return.  Underlying Funds will be selected based on their respective investment objectives, policies, investment strategies and asset class and sector exposures.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.

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Please retain this Supplement for future reference

IEP419